Offerings	Dec. 05, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Guarantees of 3.625% Senior Notes Due 2027 of Lazard Group LLC
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930.00
Offering Note	The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). For purposes of this calculation, the maximum aggregate offering price, which is estimated solely for the purpose of calculating the registration fee, is the aggregate principal amount of the series of the Lazard Group LLC debt securities proposed to be amended and receive the guarantees offered hereby, which is $300,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Guarantees of 4.500% Senior Notes Due 2028 of Lazard Group LLC
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). For purposes of this calculation, the maximum aggregate offering price, which is estimated solely for the purpose of calculating the registration fee, is the aggregate principal amount of the series of the Lazard Group LLC debt securities proposed to be amended and receive the guarantees offered hereby, which is $500,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Guarantees of 4.375% Senior Notes Due 2029 of Lazard Group LLC
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). For purposes of this calculation, the maximum aggregate offering price, which is estimated solely for the purpose of calculating the registration fee, is the aggregate principal amount of the series of the Lazard Group LLC debt securities proposed to be amended and receive the guarantees offered hereby, which is $500,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Guarantees of 6.000% Senior Notes Due 2031 of Lazard Group LLC
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,240.00
Offering Note	The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). For purposes of this calculation, the maximum aggregate offering price, which is estimated solely for the purpose of calculating the registration fee, is the aggregate principal amount of the series of the Lazard Group LLC debt securities proposed to be amended and receive the guarantees offered hereby, which is $400,000,000.